Equity and Earnings per Share - Shares excluded from diluted loss per common share (Details)	6 Months Ended
Dec. 31, 2021 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	77,458,736
Class EX Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	46,354,679
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	27,150,000
Other warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	627,780
Unvested Class EX Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	1,240,776
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	2,085,501